Parent Entity Information (Details Narrative) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 0	$ 0
Parent [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities		0	$ 0
Capital commitments		$ 0	$ 0